SPDR® Index Shares Funds (the “Trust”)

Supplement dated February 24, 2016

to the Prospectus and Statement of Additional Information (“SAI”),

each dated January 31, 2016

SPDR MSCI EAFE® Quality Mix ETF (the “Fund”)

•	Effective February 29, 2016, on page 155 of the Prospectus, the section entitled “PURCHASE AND SALE INFORMATION” with respect to the Fund is hereby deleted and replaced in its entirety with the following:

PURCHASE AND SALE INFORMATION

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of 50,000 Fund Shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s benchmark Index.

Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

•	Also effective February 29, 2016, on page 55 of the SAI, within the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS,” the table setting forth the Creation Unit sizes of certain funds is hereby deleted and replaced in its entirety with the following:

Fund	Creation Unit Size
SPDR S&P Emerging Asia Pacific ETF	100,000
SPDR S&P China ETF	100,000
SPDR S&P Emerging Markets ETF	100,000
SPDR S&P BRIC 40 ETF	100,000
SPDR S&P Emerging Europe ETF	100,000
SPDR S&P Emerging Latin America ETF	100,000
SPDR S&P Emerging Middle East & Africa ETF	100,000
SPDR Dow Jones International Real Estate ETF	100,000
SPDR S&P Global Infrastructure ETF	100,000
SPDR S&P World ex-US ETF	200,000
SPDR S&P International Small Cap ETF	100,000
SPDR MSCI ACWI ex-US ETF	200,000
SPDR MSCI ACWI IMI ETF	100,000
SPDR Russell/Nomura PRIME Japan ETF	200,000
SPDR S&P International Dividend ETF	100,000
SPDR S&P International Mid Cap ETF	200,000
SPDR S&P Emerging Markets Small Cap ETF	100,000
SPDR Dow Jones Global Real Estate ETF	100,000
SPDR MSCI Emerging Markets Quality Mix ETF	25,000
SPDR MSCI World Quality Mix ETF	100,000
SPDR MSCI Japan Quality Mix ETF	100,000
SPDR MSCI Mexico Quality Mix ETF	100,000
SPDR MSCI South Korea Quality Mix ETF	100,000
SPDR MSCI Taiwan Quality Mix ETF	100,000
SPDR MSCI ACWI Low Carbon Target ETF	100,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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